NEWBUILDINGS	12 Months Ended
Dec. 31, 2014
Newbuildings [Abstract]
Newbuildings
NEWBUILDINGS

The carrying value of newbuildings relates to the fourteen Capesize dry bulk vessels, which the Company has under construction at December 31, 2014 (out of a total of 26 newbuildings) and represents the accumulated costs which the Company has paid by way of purchase installments and other capitalized expenditures together with capitalized interest. Movements in the years ended December 31, 2014 and 2013 maybe summarized as follows:

(in thousands of $)
Balance at December 31, 2012	—
Installments and newbuilding supervision fees paid and accrued	26,298
Interest capitalized	408
Balance at December 31, 2013	26,706
Installments and newbuilding supervision fees paid and accrued	356,355
Value of share consideration paid in connection with purchase of SPCs, net of cash acquired;
- in April 2014	150,959
- in September 2014	331,661
Interest capitalized	4,179
Transfers to vessels	(546,520)
Balance at December 31, 2014	323,340

In April 2014, the Company acquired five SPCs from Frontline 2012, each owning a fuel efficient 180,000 dwt Capesize dry bulk newbuilding. The consideration consisted of the issuance of 15.5 million shares, which were recorded at a price per share of $12.54 or $194.4 million in aggregate, and $150.0 million was assumed in remaining newbuilding installments. Cash of $43.4 million was acquired with the SPCs and so $151.0 million of the consideration was allocated to the cost of the newbuilding contracts. Two of the five Capesize newbuildings were delivered to the Company in May 2014 and the remaining three were delivered in June, July and September 2014.

In April 2014, the Company also agreed to acquire 25 SPCs, each owning a fuel efficient dry bulk newbuilding, from Frontline 2012. Thirteen of these SPC's were acquired in September 2014. The consideration consisted of the issuance of 31.0 million shares, which were recorded at a price per share of $11.51 or $356.8 million in aggregate, and $490.0 million was assumed in remaining newbuilding installments. Cash of $25.1 million was acquired with the SPCs and so $331.7 million of the consideration was allocated to the cost of the newbuilding contracts. Three of the thirteen newbuildings were subsequently delivered to the Company in 2014. KSL Santiago was delivered in September 2014 and KSL San Francisco and KSL Santos were delivered in October 2014. The Company acquired the remaining 12 SPCs in March 2015 and issued 31.0 million shares as consideration (see Note 24).

In the year ended December 31, 2014, the difference between (i) the aggregate of installments and newbuilding supervision fees paid and accrued and interest capitalized of $360.5 million, and (ii) additions to newbuildings per the consolidated statement of cash flows of $357.4 million is attributable to accrued expenses not paid of $3.1 million.